Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2023
Entity Registrant Name	Dreyfus Institutional Liquidity Funds
Entity Central Index Key	0001717375
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 25, 2024
Document Effective Date	Mar. 29, 2024
Prospectus Date	Mar. 29, 2024
Dreyfus Treasury and Agency Liquidity Money Market Fund | Dreyfus Treasury and Agency Liquidity Money Market Fund
Prospectus:
Trading Symbol	DTLXX